Subsequent Events (Details) - Class A Ordinary Shares [Member] - Subsequent Event [Member] - USD ($) $ / shares in Units, $ in Thousands	Jun. 20, 2026	Jun. 05, 2026	May 08, 2026	Apr. 29, 2026
Subsequent Events [Line Items]
Acquisition consists of shares issued	3,416,666	2,916,667
Ordinary shares par value (in Dollars per share)	$ 0.6
Acquisition consists of aggregate value (in Dollars)	$ 3,800
Smart Manufacturing Platform Technology [Member]
Subsequent Events [Line Items]
Number of shares received in acquisition				6,333,333
Amount of shares received in acquisition (in Dollars)				$ 3,800
Share price related with acquisition (in Dollars per share)				$ 0.6
Intelligent Logistics Simulation System [Member]
Subsequent Events [Line Items]
Acquisition consists of shares issued			3,333,333
Ordinary shares par value (in Dollars per share)			$ 0.6
Acquisition consists of aggregate value (in Dollars)			$ 2,000